Condensed Consolidated Statement of Changes in Stockholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of Stockholders' Equity [Abstract]
Equity issuance costs	$ 19	$ 152